Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Schedule of Issuances and Repurchases of Shares
Below are the issuances and repurchases of shares during 2020 and 2019 (after giving effect to the share split and conversion mentioned above):

	Number of shares
	Class A (former Ordinary non-voting)	Class B (former Ordinary voting)	Total

At December 31, 2018	125,697,438	151,482,561	277,179,999
Issuance	35,655	—	35,655
Vested awards (i)	151,182	—	151,182
Conversions	52,804,309	(52,804,309)	—
At December 31, 2019	178,688,584	98,678,252	277,366,836
Business combination (ii)	203,378	—	203,378
2020 Follow on (iii)	31,481,250	—	31,481,250
Vested awards (iv)	210,378	—	210,378
Conversions	46,895,550	(46,895,550)	—
At December 31, 2020	257,479,140	51,782,702	309,261,842
As of December 31, 2020, and 2019, all issued shares were paid in full.
(i)    In April 2019, during the follow-on public offering, the vesting of some RSU awards was accelerated. Accordingly, Class A common shares were issued to our founder shareholders, as anti-dilutive shares. Also, in April, 2019, upon a lock-up period end, some shareholders converted Class B shares to Class A shares.
(ii)    On May 29, 2020, the Company issued 203,378 shares as payment to acquire 100% interest in Vitta Group. Details of the transactions are described in Note 5.
(iii)As mentioned in Note 1.4, on August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common.
(iv)    As described in Note 26, the Company has accelerated 302,243 RSUs, of which 210,378 shares were delivered through the issuance of shares, 2,735 shares were delivered through the delivery of treasury shares and the remaining was paid as withholding income tax. Additionally the Company has repurchased and cancelled 7,595 shares under the incentive shares plan.